Long-Term Debt - Amended and Restated Term Loan - Additional Information (Detail) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Amended and Restated ACT Term Loan [Member]	Dec. 31, 2013 Amended and Restated ACT Term Loan [Member] Minimum [Member] Base Rate [Member]	Dec. 31, 2013 Amended and Restated ACT Term Loan [Member] Minimum [Member] Eurodollar Rate [Member]	Dec. 31, 2013 Amended and Restated ACT Term Loan [Member] Maximum [Member] Base Rate [Member]	Dec. 31, 2013 Amended and Restated ACT Term Loan [Member] Maximum [Member] Eurodollar Rate [Member]	Dec. 31, 2013 ACT Term Loan Agreement [Member]	Oct. 02, 2013 ACT Term Loan Agreement [Member]	Jun. 22, 2012 ACT Term Loan Agreement [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 1,800,000,000
Aggregate principal amount outstanding									1,572,500,000
Percentage of margin				0.00%	1.00%	1.00%	2.00%
Line of credit facility maturity date			Oct. 31, 2017
Quarterly payable principal percentage			2.50%
Aggregate principal amount outstanding	9,052,000,000	6,433,300,000	1,310,000,000
Prepayments of indebtedness								$ 220,000,000